Debt - Covenants and Restrictions (Details) - Secured Debt - Senior credit facilities	12 Months Ended
Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Minimum liquidity, initial period	$ 525,000,000
Minimum liquidity, subsequent period	$ 400,000,000
Net leverage ratio, twelve months ended March 31, 2022	4.5
Net leverage ratio, twelve months ended June 30, 2022	4.2
Net leverage ratio, twelve months ended September 30, 2022	3.9
Net leverage ratio, twelve months ended December 31, 2022	3.7
Net leverage ratio, twelve months ended March 31, 2023	3.4
Net leverage ratio, twelve months ended June 30, 2023	3.3
Net leverage ratio, twelve months ended September 30, 2023	3.1
Net leverage ratio, twelve months ended December 31, 2023	3.0
Net leverage ratio, twelve months ended March 31, 2024	2.8
Net leverage ratio, twelve months ended June 30, 2024	2.7
Net leverage ratio, twelve months ended September 30, 2024	2.4
Net leverage ratio, twelve months ended December 31, 2024	2.2
Debt service coverage ratio	1
Increase in margin if covenants not met, period ended March 31, 2021	0.25%
Increase in margin if covenants not met, period ended June 30, 2021	0.25%
Increase in margin if covenants not met, period ended September 30, 2021	0.25%
Increase in margin if covenants not met, period ended December 31, 2021	0.25%
Increase in margin if covenants not met, cap	1.00%
Debt service coverage ratio threshold	0.8
Net leverage ratio margin increase threshold, twelve months ended March 31, 2021	7.3
Net leverage ratio margin increase threshold, twelve months ended June 30, 2021	6.6
Net leverage ratio margin increase threshold, twelve months ended September 30, 2021	6.2
Net leverage ratio margin increase threshold, twelve months ended December 31, 2021	5.8